Velocity Commercial Capital Loan Trust 2021-2 ABS-15G

Exhibit 99.02

Servicing Upload
Run Date - 7/22/2021 6:52:13 PM
Edgar ID	Seller Loan ID	Final Current Event Level	Current Exceptions	Collection comments
1000000	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2021.  Borrower  made payment by phone to bring account current.   The borrower had questions about the payment history, and statements.  NO reason for delinquency was documented..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A